Property, Plant and Equipment - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Oil and natural gas properties
Proved	$ 36,068	$ 36,054
Unproved	3,043	3,057
Total oil and natural gas properties	39,111	39,111
Property, plant and equipment, gross	920,488	214,574
Less: accumulated depreciation and depletion	(17,746)	(11,556)
Total property, plant and equipment, net	902,742	203,018
Land and Land Improvements [Member]
Oil and natural gas properties
Property, plant and equipment, gross	855,092	157,737
Water Wells, Pipelines, Facilities, Ponds And Related Equipment [Member]
Oil and natural gas properties
Property, plant and equipment, gross	21,109	15,132
Buildings, Vehicles, Equipment, Furniture And Other [Member]
Oil and natural gas properties
Property, plant and equipment, gross	5,162	$ 2,594
Construction in Progress [Member]
Oil and natural gas properties
Property, plant and equipment, gross	$ 14